(11) Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (Scenario, Previously Reported, USD $)	Sep. 30, 2012	Sep. 30, 2011
Scenario, Previously Reported
Deferred Tax Assets, Operating Loss Carryforwards	$ 66,696,000	$ 63,453,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Reserves	529,000	678,000
Deferred Tax Assets, Charitable Contribution Carryforwards	6,000	3,000
Tax Basis of Investments, Gross, Unrealized Depreciation	26,000	13,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	5,768,000	4,434,000
Deferred Tax Assets, Valuation Allowance	(73,025,000)	(68,581,000)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0